Quarterly Holdings Report
for
Fidelity Freedom® 2025 Fund
June 30, 2026
F25-NPRT1-0826
1.818369.121
Bond Funds - 43.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	44,370,716	443,707,159
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	224,983,689	1,723,375,058
Fidelity Series Emerging Markets Debt Fund (b)	11,746,430	101,841,546
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,709,933	26,150,857
Fidelity Series Floating Rate High Income Fund (b)	1,691,947	14,669,185
Fidelity Series High Income Fund (b)	11,106,458	99,291,730
Fidelity Series International Credit Fund (b)	2,028,869	17,265,677
Fidelity Series International Developed Markets Bond Index Fund (b)	110,106,318	940,307,957
Fidelity Series Investment Grade Bond Fund (b)	459,204,209	4,624,186,386
Fidelity Series Long-Term Treasury Bond Index Fund (b)	110,870,181	590,938,066
Fidelity Series Real Estate Income Fund (b)	1,669,224	16,892,545
TOTAL BOND FUNDS (Cost $9,696,461,228)		8,598,626,166

Domestic Equity Funds - 31.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	15,789,502	239,210,948
Fidelity Series Blue Chip Growth Fund (b)	23,666,418	644,673,235
Fidelity Series Commodity Strategy Fund (b)	374,811	40,183,477
Fidelity Series Growth Company Fund (b)	34,297,931	1,159,956,030
Fidelity Series Intrinsic Opportunities Fund (b)	11,535,661	139,581,498
Fidelity Series Large Cap Stock Fund (b)	39,655,075	1,170,617,827
Fidelity Series Large Cap Value Index Fund (b)	15,965,440	338,148,009
Fidelity Series Opportunistic Insights Fund (b)	24,211,813	688,826,070
Fidelity Series Small Cap Core Fund (b)	2,458,782	39,930,618
Fidelity Series Small Cap Discovery Fund (b)	7,017,576	92,351,294
Fidelity Series Small Cap Opportunities Fund (b)	10,459,825	211,393,056
Fidelity Series Stock Selector Large Cap Value Fund (b)	48,735,520	753,938,495
Fidelity Series Value Discovery Fund (b)	36,810,940	686,892,134
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,822,388,442)		6,205,702,691

International Equity Funds - 25.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	24,459,311	511,688,791
Fidelity Series Emerging Markets Fund (b)	23,965,227	365,709,368
Fidelity Series Emerging Markets Opportunities Fund (b)	46,072,020	1,480,754,734
Fidelity Series International Growth Fund (b)	40,121,794	865,427,104
Fidelity Series International Small Cap Fund (b)	8,174,603	154,581,738
Fidelity Series International Value Fund (b)	50,844,569	851,138,077
Fidelity Series Overseas Fund (b)	53,035,386	858,642,906
Fidelity Series Select International Small Cap Fund (b)	1,021,163	15,797,391
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,651,963,665)		5,103,740,109

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.64 to 3.65	50,000	49,925
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	9,550,000	9,549,045
US Treasury Bills 0% 7/23/2026 (d)	3.63	25,560,000	25,503,951
US Treasury Bills 0% 7/30/2026 (d)	3.62	16,500,000	16,452,217
US Treasury Bills 0% 7/9/2026 (d)	3.63	310,000	309,749
US Treasury Bills 0% 8/13/2026 (d)	3.63	280,000	278,780
US Treasury Bills 0% 8/6/2026 (d)	3.63	440,000	438,409
US Treasury Bills 0% 9/10/2026 (d)	3.66	610,000	605,615
US Treasury Bills 0% 9/17/2026 (d)	3.66	290,000	287,709
US Treasury Bills 0% 9/24/2026 (d)	3.72	260,000	257,755
TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,733,191)			53,733,155

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $22,174,016)	3.69	22,169,582	22,174,016

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $15,246,720,542)	19,983,976,137
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(13,022,014)
NET ASSETS - 100.0%	19,970,954,123

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	8,560	9/2026	961,127,500	7,859,653
CBOT US Treasury Long Bond Contracts (United States)	871	9/2026	98,477,438	2,366,342
ICE MSCI EAFE Index Contracts (United States)	477	9/2026	75,015,405	(105,481)
TOTAL LONG				10,120,514
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(763)	9/2026	(116,189,640)	(3,696,098)
CME E-Mini S&P 500 Index Contracts (United States)	(896)	9/2026	(338,161,600)	(4,015,004)
TOTAL SHORT				(7,711,102)
TOTAL FUTURES CONTRACTS				2,409,412

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $53,733,155.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	49,748,703	103,467,896	131,042,146	163,078	(437)	-	22,174,016	22,169,582	0.0%
Total	49,748,703	103,467,896	131,042,146	163,078	(437)	-	22,174,016

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	290,128,363	168,185,950	15,982,213	175,128	78,453	1,296,606	443,707,159	44,370,716
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,701,064,548	87,652,073	83,087,566	897,659	(6,723,143)	24,469,146	1,723,375,058	224,983,689
Fidelity Series All-Sector Equity Fund	220,371,830	354,091	20,542,461	-	2,193,011	36,834,477	239,210,948	15,789,502
Fidelity Series Blue Chip Growth Fund	617,363,439	1,532,740	133,768,418	-	59,824,762	99,720,712	644,673,235	23,666,418
Fidelity Series Canada Fund	507,144,661	14,645,812	23,479,626	-	2,629,586	10,748,358	511,688,791	24,459,311
Fidelity Series Commodity Strategy Fund	131,324,077	263,164	89,244,417	-	12,167,627	(14,326,974)	40,183,477	374,811
Fidelity Series Emerging Markets Debt Fund	93,416,399	10,024,524	4,982,991	1,414,459	(336,477)	3,720,091	101,841,546	11,746,430
Fidelity Series Emerging Markets Debt Local Currency Fund	26,484,091	38,812	1,300,963	-	(43,571)	972,488	26,150,857	2,709,933
Fidelity Series Emerging Markets Fund	305,524,860	20,441,593	24,733,411	-	3,349,163	61,127,163	365,709,368	23,965,227
Fidelity Series Emerging Markets Opportunities Fund	1,249,983,638	54,644,697	118,865,037	-	17,119,689	277,871,747	1,480,754,734	46,072,020
Fidelity Series Floating Rate High Income Fund	15,248,481	300,136	899,476	272,405	(46,403)	66,447	14,669,185	1,691,947
Fidelity Series Government Money Market Fund	-	76,777,320	76,777,320	151,188	-	-	-	-
Fidelity Series Growth Company Fund	1,105,727,028	8,423,947	239,131,837	-	101,674,149	183,262,743	1,159,956,030	34,297,931
Fidelity Series High Income Fund	98,753,960	3,878,131	4,907,885	1,598,551	(92,698)	1,660,222	99,291,730	11,106,458
Fidelity Series International Credit Fund	17,064,209	145,916	127,897	145,917	1,346	182,103	17,265,677	2,028,869
Fidelity Series International Developed Markets Bond Index Fund	919,650,292	55,634,396	42,826,762	7,708,993	(1,737,383)	9,587,414	940,307,957	110,106,318
Fidelity Series International Growth Fund	854,986,130	1,335,678	114,898,663	-	15,917,023	108,086,936	865,427,104	40,121,794
Fidelity Series International Small Cap Fund	185,161,051	-	46,019,363	-	17,839,310	(2,399,260)	154,581,738	8,174,603
Fidelity Series International Value Fund	856,734,828	15,501,074	71,514,285	-	8,015,896	42,400,564	851,138,077	50,844,569
Fidelity Series Intrinsic Opportunities Fund	137,094,284	-	14,745,508	-	1,306,731	15,925,991	139,581,498	11,535,661
Fidelity Series Investment Grade Bond Fund	4,623,132,897	236,738,494	217,252,925	49,309,240	(7,665,635)	(10,766,445)	4,624,186,386	459,204,209
Fidelity Series Large Cap Stock Fund	1,100,561,104	1,743,736	66,527,892	-	23,846,161	110,994,718	1,170,617,827	39,655,075
Fidelity Series Large Cap Value Index Fund	320,774,706	514,991	26,857,300	-	12,785,017	30,930,595	338,148,009	15,965,440
Fidelity Series Long-Term Treasury Bond Index Fund	535,047,485	88,926,089	32,993,495	5,298,619	(13,670,206)	13,628,193	590,938,066	110,870,181
Fidelity Series Opportunistic Insights Fund	654,089,892	1,033,807	70,736,917	-	7,431,817	97,007,471	688,826,070	24,211,813
Fidelity Series Overseas Fund	857,454,542	1,337,873	93,947,076	-	8,132,200	85,665,367	858,642,906	53,035,386
Fidelity Series Real Estate Income Fund	17,431,849	182,828	915,712	155,039	16,516	177,064	16,892,545	1,669,224
Fidelity Series Select International Small Cap Fund	15,643,592	-	1,243,864	-	287,091	1,110,572	15,797,391	1,021,163
Fidelity Series Small Cap Core Fund	31,003,286	6,189,782	2,449,784	1,058,718	524,368	4,662,966	39,930,618	2,458,782
Fidelity Series Small Cap Discovery Fund	86,045,500	985,328	12,943,304	984,608	1,742,254	16,521,516	92,351,294	7,017,576
Fidelity Series Small Cap Opportunities Fund	201,559,305	-	26,617,748	-	11,990,766	24,460,733	211,393,056	10,459,825
Fidelity Series Stock Selector Large Cap Value Fund	715,069,743	9,708,687	40,634,361	-	3,611,374	66,183,052	753,938,495	48,735,520
Fidelity Series Value Discovery Fund	650,602,366	5,834,967	39,664,866	-	6,523,595	63,596,072	686,892,134	36,810,940
	19,141,642,436	872,976,636	1,760,621,343	69,170,524	288,692,389	1,365,378,848	19,908,068,966

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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